Capital Stock and Changes in Capital Accounts (Narrative incentive plan) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock capital shares reserved for future issuance	11,144,759
Compensation cost on restricted stock	$ 5,007	$ 4,826
Unrecognized cost for unvested restricted shares	$ 16,679		$ 14,880
Total compensation cost not yet recognized, Period for recognition			1 year 11 months 4 days